ENVIRONMENTAL RECLAMATION PROVISION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance	$ 0	$ 0
Additions to present value of environmental reclamation provision	1,200	2,355
Reclamation costs incurred	(200)	0
Interest or accretion expense	28	0
Ending balance	3,383	2,355
Current Portion
Statement Line Items [Line Items]
Additions to present value of environmental reclamation provision	250	716
Non-current Portion
Statement Line Items [Line Items]
Additions to present value of environmental reclamation provision	$ 3,133	$ 1,639